Business Combinations (Details) - Schedule of purchase price as of the date of acquisition - Aug. 31, 2020 - Yousheng [Member] ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Business Acquisition [Line Items]
Intangible assets	[1]	¥ 72,000	$ 11,145
Net tangible assets	[2]	(22,862)	(3,539)
Deferred tax liabilities, net		(264)	(41)
Goodwill		116,919	18,098
Total fair value of purchase price allocation		165,793	25,663
Consideration		145,352	22,499
Fair value of ownership interests previously held in the acquiree		¥ 20,441	$ 3,164

[1]	The acquired intangible assets consisted of technology and system. These intangible assets have estimated amortization periods of five years.
[2]	Net tangible assets acquired primarily included cash and cash equivalent of RMB2,604 (US$403), prepayment and other current assets of RMB2,767 (US$428), property and equipment of RMB2,893 (US$448), accrued expenses and other current liabilities of RMB15,655 (US$2,423), and prepayments from customers of RMB15,471 (US$2,395) as of the date of acquisition.